RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at FVOCI (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	27,050,198	23,326,776
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	28,472,926	24,446,014
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	27,050,198	23,326,776
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	21,663,653	18,659,060
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,128,206	4,491,773
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	258,339	175,943
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	27,050,198	23,326,776
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	21,663,653	18,659,060
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,128,206	4,491,773
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	258,339	175,943
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	19,577,886	16,879,453
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	3,192,832	2,418,378
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	19,577,886	16,879,453
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	3,192,832	2,418,378
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	33,584	123,996
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	429,161	739,792
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	33,584	123,996
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	429,161	739,792
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	204,855	145,489
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	204,855	145,489
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	66,347	93,637
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	367,087	273,144
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	214,110	175,943
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	66,347	93,637
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	367,087	273,144
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	214,110	175,943
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,447,702	1,085,737
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,134,852	1,056,910
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	44,229
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,447,702	1,085,737
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,134,852	1,056,910
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	44,229
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	333,279	330,748
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	4,274	3,549
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	333,279	330,748
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 4,274	$ 3,549